Income Taxes - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Income Taxes
Current	$ 18,410	¥ 125,739	¥ 97,253	¥ 80,635
Deferred	(2,527)	(17,260)	(5,237)	(9,139)
Income tax expense	$ 15,883	¥ 108,479	¥ 92,016	¥ 71,496